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                        SUPPLEMENT DATED JULY 19, 2002
                                      TO
                  MONY AMERICA VARIABLE ACCOUNT L PROSPECTUS
                               DATED MAY 1, 2002
                                      FOR
                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                   Issued by
                    MONY Life Insurance Company of America

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Page 10 - Effective May 22, 2002, The Dreyfus Socially Responsible Growth Fund, Inc. no longer has a sub-investment adviser. The Dreyfus Corporation has assumed the day-to-day portfolio management responsibility for the Fund.

2. Page 12 - Effective June 17, 2002, the sub-adviser for the Enterprise Accumulation Trust International Growth Portfolio has been replaced by SSgA Funds Management, Inc.

  Registration No. 333-06071               Form No. 14352 SL (Supp 7/19/02)
                                           Form No. 14352 SL-CD (Supp 7/19/02)